Accounts and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Transactions and outstanding balances for related party [Abstract]
Disclosure Of Amounts Receivable Related Party Transactions [Text Block]
The detail of the accounts receivable and payable from related parties as of December 31, 2018 and 2017, are detailed as follows:

Accounts receivable from related
parties

Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2018	As of December 31, 2017
							ThCh $	ThCh $
6,062,786-K	Andrónico Luksic Craig	Chile	(1)	Chairman of CCU	Sales of products	CLP	-	1,207
6,372,368-1	Jean Paul Luksic	Chile	(1)	Director of company related to the controller	Sales of products	CLP	-	464
14,534,777-7	Hubert Porte	Chile	(1)	Director of company related to the controller	Sales of products	CLP	-	2,095
76,029,109-9	Inversiones Chile Chico Ltda.	Chile	(1)	Related to the controller's shareholder	Services provided	CLP	2,959	2,253
76,035,409-0	Cervecera Guayacán SpA.	Chile	(1)	Associate of subsidiary (until July 2018)	Sales of products	CLP	-	80,298
76,079,669-7	Minera Antucoya	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	161	355
76,111,872-2	Inversiones Tv Medios Ltda.	Chile	(1)	Related to the controller	Sales of products	CLP	33	-
76,115,132-0	Canal 13 SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	51	-
76,178,803-5	Viña Tabalí S.A.	Chile	(1)	Related to the controller's shareholder	Services provided	CLP	51,667	40,965
76,178,803-5	Viña Tabalí S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	153	-
76,363,269-5	Inversiones Alabama Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	738	-
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	141	-
76,481,675-7	Cervecería Szot SpA.	Chile	(1)	Associate of subsidiary	Services provided	CLP	2,869	-
76,481,675-7	Cervecería Szot SpA.	Chile	(1)	Associate of subsidiary	Sales of products	CLP	23,090	15,009
76,481,675-7	Cervecería Szot SpA.	Chile	(1)	Associate of subsidiary	Remittanse send	CLP	495	-
76,481,675-7	Cervecería Szot SpA.	Chile	(5)	Associate of subsidiary	Loan	CLP	50,000	-
76,486,051-9	Inversiones Río Elqui SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	24,029	-
76,727,040-2	Minera Centinela	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	608	781
76,806,870-4	Transacciones e Inv. Arizona S.A.	Chile	(1)	Related to the controller	Sales of products	CLP	11	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	101,664	245,385
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Sales of products	CLP	1,222,832	667,195
78,105,460-7	Alimentos Nutrabien S.A.	Chile	(1)	Subsidiary of joint venture (until november 2018)	Sales of products	CLP	-	151
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation	Services provided	CLP	751,805	2,997,036
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation	Sales of products	CLP	-	402,666
81,148,200-5	Ferrocarril de Antofagasta a Bolivia S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	5,070	3,457
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Advance purchase	CLP	14,393	14,393
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(4)	Shareholder of subsidiary	Supply contract	UF	47,082	77,929
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(3)	Shareholder of subsidiary	Loan	UF	32,149	31,191
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	1,478	-
90,081,000-8	Compañía Chilena de Fósforos S.A.	Chile	(1)	Shareholder of subsidiary (until January 2018)	Sales of products	CLP	-	2,893
90,160,000-7	Compañía Sud Americana de Vapores S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,264	165
91,021,000-9	Invexans S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	33	3,713
91,705,000-7	Quiñenco S.A.	Chile	(1)	Controller's Shareholder	Sales of products	CLP	3,929	2,759
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	4,384	4,341
92,048,000-4	SAAM S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	149	83
93,920,000-2	Antofagasta Minerals S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	3,167	2,640
94,625,000-7	Inversiones Enex S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	195,720	234,880
96,427,000-7	Inversiones y Rentas S.A.	Chile	(1)	Controller	Services provided	CLP	3,465	3,465
96,536,010-7	Inversiones Consolidadas Ltda.	Chile	(1)	Related to the controller	Sales of products	CLP	853	121
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	3,545	514
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation	Sales of products	CLP	-	76,635
96,645,790-2	Socofin S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	2,395
96,767,630-6	Banchile Administradora General de Fondos S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	315	67
96,790,240-3	Minera Los Pelambres	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	300	659
96,819,020-2	Agrícola El Cerrito S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	11	-
96,847,140-6	Inmobiliaria Norte Verde S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	33	-
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Services provided	CLP	139,647	74,387
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Remittanse send	CLP	2,923	-
96,922,250-7	Agrícola Valle Nuevo S.A.	Chile	(1)	Related to the controller	Sales of products	CLP	33	-
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	44,604	62,816
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Remittanse send	CLP	20,035	4,334
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Services provided	CLP	269,946	685,412
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Sales of products	CLP	11,071	16,654
96,951,040-5	Inversiones Rosario S.A.	Chile	(1)	Related to the controller	Sales of products	CLP	22	-
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	(2)	Associate (until July 2018)	Sales of products	USD	-	30,791
0-E	Central Cervecera de Colombia S.A.S.	Colombia	(2)	Joint venture	Sales of products	USD	9,480	9,248
0-E	Gráfica Editorial Intersudamericana S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Sales of products	PYG	-	220
0-E	Palermo S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Sales of products	PYG	-	8,247
0-E	Paraguay Soccer S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Sales of products	PYG	-	85
0-E	QSR S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Sales of products	PYG	434	410
Total							3,048,841	5,810,764

Non Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2018	As of December 31, 2017
							ThCh $	ThCh $
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(3)	Shareholder of subsidiary	Loan	UF	143,783	166,928
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(4)	Shareholder of subsidiary	Supply contract	UF	47,082	91,543
Total							190,865	258,471

Disclosure Of Amounts Payable Related Party Transactions [Text Block]
Accounts payable to related
parties

Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2018	As of December 31, 2017
							ThCh $	ThCh $
76,115,132-0	Canal 13 SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	277,515	196,805
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	32,646	54,194
76,481,675-7	Cervecería Szot SpA.	Chile	(1)	Associate of subsidiary	Purchase of products	CLP	2,199	17,288
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Services received	CLP	8,704	13,733
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Services received	CLP	92,129	106,671
78,053,790-6	Servipag Ltda.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	4,218	-
78,105,460-7	Alimentos Nutrabien S.A.	Chile	(1)	Subsidiary of joint venture (until november 2018)	Purchase of products	CLP	-	543
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation	Purchase of products	CLP	1,160,168	958,293
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Purchase of products	CLP	417	37,433
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Purchase of products	CLP	44,239	139,373
92,048,000-4	SAAM S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	-	123
94,058,000-5	Servicios Aeroportuarios Aerosan S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	1,711	2,025
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation	Purchase of products	CLP	736,974	1,595,771
94,625,000-7	Inversiones Enex S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	76	76
96,689,310-9	Transbank S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	5,868	3,462
96,798,520-1	Saam Extraportuarios S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	17,201	1,971
96,810,030-0	Radiodifusión SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	41,170	55,244
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	15,724	7,541
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Remittanse received	CLP	7,869	-
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Purchase of products	CLP	1,204,662	1,152,343
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Royalty	CLP	109,091	-
96,953,410-K	Artikos Chile S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	-	137
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Services received	CLP	1,244	22,730
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Remittanse received	CLP	46,708	-
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Purchase of products	CLP	19,920	17,406
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Consignation sales	CLP	211,985	233,565
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	(2)	Associate (until July 2018)	Services received	USD	-	44,451
0-E	Ecor Ltda.	Bolivia	(2)	Related to the subsidiary's shareholder	Services received	BOB	11,879	-
0-E	Central Cervecera de Colombia S.A.S.	Colombia	(2)	Joint venture	Services received	USD	24,449	14,199
0-E	Nestlé Waters Marketing & Distribution	France	(2)	Related to the subsidiary's shareholder	Purchase of products	Euros	12,256	-
0-E	Amstel Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	License and technical assistance	Euros	120,726	66,583
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Purchase of products	USD	1,044,963	1,241,991
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	License and technical assistance	Euros	1,486,100	1,349,472
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	USD	12,879	2,586,380
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Services received	USD	1,025	1,025
0-E	Banco Amambay S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	-	148
0-E	Banco BASA S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	18	-
0-E	Emprendimientos Hoteleros S.A.E.C.A	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	11,249	8,481
0-E	Gráfica y Editorial Intersuda S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Purchase of products	PYG	-	448
0-E	Watt's Alimentos S.A.	Paraguay	(2)	Related joint venture shareholder	Purchase of products	USD	106,531	92,566
0-E	Societé des Produits Nestlé S.A.	Switzerland	(2)	Related to the subsidiary's shareholder	Royalty	CHF	62,397	46,572
Total							6,936,910	10,069,043

Disclosure Of Significant Related Party Transactions [Text Block]
Most significant transactions and effects on results:

As of December 31, 2018 and 2017 the most significant transactions with related parties that are not subsidiaries of the Company and their effect on the Consolidated Statement of Income are detailed as follows:

					2018		2017
Tax ID	Company	Country of origin	Relationship	Transaction	Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh $	ThCh $	ThCh $	ThCh $
76,079,669-7	Minera Antucoya	Chile	Related to the controller's shareholder	Sales of products	2,045	1,636	1,501	1,200
76,178,803-5	Viña Tabali S.A.	Chile	Related to the controller's shareholder	Services provided	90,214	90,214	85,931	85,931
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Advertising	2,641,844	(2,641,844)	2,064,067	(2,064,067)
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	4,522,295	-	4,457,428	-
76,481,675-7	Cervecería Szot SpA.	Chile	Associate of subsidiary	Capital contribution	-	-	52,771	-
76,553,712-6	Heliservicios S.A.	Chile	Related to the controller	Services received	-	-	17,760	(17,760)
76,727,040-2	Minera Centinela	Chile	Related to the controller's shareholder	Sales of products	7,246	5,797	5,085	4,068
77,051,330-8	Cervecería Kunstmann Ltda	Chile	Related to non-controlling subsidiary	Services received	113,507	(113,507)	152,578	(152,578)
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Sales of products	773,056	589,466	640,590	484,283
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Sales of products	5,777,863	3,466,718	4,807,422	2,884,453
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Services received	405,845	(405,845)	355,279	(355,279)
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of subsidiary	Purchase of products	12,726,958	-	11,062,488	-
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of subsidiary	Services provided	2,756,584	2,756,584	3,154,653	3,154,653
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	990,073	-	818,433	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan	26,483	5,826	25,204	6,467
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Purchase of grape	5,358,014	-	4,855,607	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	768,325	-	637,313	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Sales of products	3,731	2,985	4,727	3,782
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Supply contract	73,994	4,750	70,839	6,604
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	3,922,143	-	4,158,228	-
91,705,000-7	Quiñenco S.A.	Chile	Controller's Shareholder	Sales of products	20,362	16,290	15,941	12,753
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Services received	277,482	(277,482)	298,865	(298,865)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of products	227,106	(227,106)	260,177	(260,177)
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Sales of products	34,966	27,973	33,441	26,753
94,625,000-7	Inversiones Enex S.A.	Chile	Related to the controller's shareholder	Sales of products	1,474,819	1,179,855	1,445,395	1,156,316
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Office lease	9,106	9,106	9,622	9,622
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	35,137,554	-	34,633,542	-
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	1,231,060,000	-	645,420,000	-
96,571,220-8	Banchile Corredora de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	1,220,115,263	1,225,263	654,640,312	720,312
96,591,040-9	Empresas Carozzi S.A	Chile	Related joint venture	Sales of products	35,820	28,656	91,198	72,958
96,657,690-7	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Sales of products	1,095	876	1,150	920
96,657,690-7	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Services received	87,394	(87,394)	83,946	(83,946)
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Commission	167,149	(167,149)	131,269	(131,269)
96,798,520-1	SAAM Extraportuario S.A	Chile	Related to the controller's shareholder	Services received	83,711	(83,711)	55,148	(55,148)
96,810,030-0	Radiodifusión SpA.	Chile	Related to the controller's shareholder	Services provided	470,325	(470,325)	391,598	(391,598)
96,919,980-7	Cervecería Austral S.A.	Chille	Joint venture	Dividends received	372,088	-	245,068	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Sales of products	-	-	413,117	183,835
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Purchase of products	10,055,050	-	8,481,780	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Services provided	279,607	279,607	253,473	253,473
96,919,980-7	Cerveceria Austral S.A.	Chile	Joint venture	Royalty	329,276	(329,276)	333,356	(333,356)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	165,325	(165,325)	369,097	(369,097)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Transportation of securities	368,839	(368,839)	359,579	(359,579)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	42,723,097	6,622,290	63,548,208	5,500,174
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of products	247,781	198,225	219,821	175,857
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	323,366,723	-	2,146,826	-
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment Rescue	321,199,617	334,173	2,155,817	3,596
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Remittanse send	-	-	717,900	-
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Services provided	444,677	444,677	731,310	731,310
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Purchase of products	11,590	(11,590)	15,329	(15,329)
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Consignation sales	3,029,169	-	2,804,870	-
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	Associate (until july 2018)	Sales of products	194,516	73,916	425,664	161,752
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Capital contribution	-	-	28,232,532	-
0-E	Zona Franca Central Cervecera S.A.S.	Colombia	Joint venture	Capital contribution	59,505,559	-	21,080,358	-
0-E	Americas Distilling Investments	United States	Associate of subsidiary	Capital contribution	-	-	1,043,720	-
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	247,395	(247,395)	211,740	(211,740)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Purchase of products	432,639	-	306,553	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	9,609,913	(9,609,913)	11,051,487	(11,051,487)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Services received	73,733	(73,733)	166,677	(166,677)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Sales of products	-	-	846,179	634,634
0-E	Societé des Produits Nestlé S.A.	Switzerland	Related to the subsidiary's shareholder	Royalty	543,331	(543,331)	520,363	(520,363)

As of December 31, 2017 and 2016 the most significant transactions with related parties that are not subsidiaries of the Company and their effect on the Consolidated Statement of Income are detailed as follows:

					2017		2016
Tax ID	Company	Country of origin	Relationship	Transaction	Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh $	ThCh $	ThCh $	ThCh $
76,079,669-7	Minera Antucoya	Chile	Related to the controller's shareholder	Sales of products	1,501	1,200	-	-
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Advertising	2,064,067	(2,064,067)	3,427,941	(3,427,941)
76,178,803-5	Viña Tabalí S.A.	Chile	Related to the controller's shareholder	Services provided	85,931	85,931	52,470	52,470
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	4,457,428	-	4,132,618	-
76,481,675-7	Cervecería Szot SpA.	Chile	Associate of subsidiary	Capital contribution	52,771	-	-	-
76,553,712-6	Heliservicios S.A.	Chile	Related to the controller	Services received	17,760	(17,760)	-	-
76,727,040-2	Minera Centinela	Chile	Related to the controller's shareholder	Sales of products	5,085	4,068	-	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Services received	152,578	(152,578)	83,220	(83,220)
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Sales of products	640,590	484,283	522,566	418,052
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Sales of products	4,807,422	2,884,453	4,259,983	1,746,594
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Services received	355,279	(355,279)	329,258	(329,258)
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of subsidiary	Services provided	3,154,653	3,154,653	3,234,158	3,234,158
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of subsidiary	Purchase of products	11,062,488	-	10,083,606	-
78,780,780-1	Operaciones y Servicios Enex Ltda.	Chile	Related to the controller's shareholder	Sales of products	-	-	224,387	183,997
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	818,433	-	633,668	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	637,313	-	599,123	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan	25,204	6,467	23,844	7,017
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Purchase of grape	4,855,607	-	4,255,971	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Supply contract	70,839	6,604	67,267	8,321
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Sales of products	4,727	3,782	-	-
90,081,000-8	Compañía Chilena de Fósforos S.A.	Chile	Shareholder of subsidiary	Dividends paid	979,637	-	1,273,753	-
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	4,158,228	-	3,530,565	-
91,705,000-7	Quiñenco S.A.	Chile	Controller's Shareholder	Sales of products	15,941	12,753	13,984	11,186
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Services received	298,865	(298,865)	339,457	(339,457)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of products	260,177	(260,177)	100,146	(100,146)
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Sales of products	33,441	26,753	35,532	28,069
94,625,000-7	Inversiones Enex S.A.	Chile	Related to the controller's shareholder	Sales of products	1,445,395	1,156,316	1,161,918	906,296
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Office lease	9,622	9,622	11,463	11,463
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	34,633,542	-	32,109,822	-
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	645,420,000	-	61,400,000	-
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	654,640,312	720,312	170,500,000	402,369
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Sales of products	91,198	72,958	311,666	249,322
96,657,690-7	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Sales of products	1,150	920	-	-
96,657,690-7	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Services received	83,946	(83,946)	-	-
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Commission	131,269	(131,269)	104,193	(104,193)
96,798,520-1	SAAM Extraportuario S.A.	Chile	Related to the controller's shareholder	Services received	55,148	(55,148)	77,521	(77,521)
96,810,030-0	Radiodifusión SpA.	Chile	Related to the controller's shareholder	Services provided	391,598	(391,598)	380,129	(380,129)
96,919,980-7	Cervecería Austral S.A.	Chille	Joint venture	Dividends received	245,068	-	-	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Royalty	-	-	429,517	(429,517)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Purchase of products	8,481,780	-	5,438,419	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Sales of products	413,117	183,835	62,444	27,788
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Services provided	253,473	253,473	234,327	234,327
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Royalty	333,356	(333,356)	-	-
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	63,548,208	5,500,174	35,318,178	2,006,627
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	369,097	(369,097)	529,138	(529,138)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	2,146,826	-	61,400,000	-
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Financial income	-	-	247,101	247,101
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Leasing paid	-	-	87,457	2,266
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Transportation of securities	359,579	(359,579)	282,267	(282,267)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of products	219,821	175,857	87,772	48,800
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Leasing paid	-	-	87,457	2,266
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment Rescue	2,155,817	3,596	247,101	247,101
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Remittanse send	717,900	-	750,000	-
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Services provided	731,310	731,310	1,553,943	1,553,943
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Purchase of products	15,329	(15,329)	17,773	(17,773)
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Consignation sales	2,804,870	-	5,115,078	-
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Sales of products	-	-	5,973	2,745
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	Associate	Contribution of capital	-	-	2,174,370	-
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	Associate	Sales of products	425,664	161,752	396,076	150,509
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Capital contribution	28,232,532	-	22,943,861	-
0-E	Zona Franca Central Cervecera S.A.S.	Colombia	Subsidiary of joint venture	Capital contribution	21,080,358	-	-	-
0-E	Americas Distilling Investments LLC	United States	Associate of subsidiary	Capital contribution	1,043,720	-	-	-
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	211,740	(211,740)	165,995	(165,995)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Purchase of products	306,553	-	-	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	11,051,487	(11,051,487)	9,445,557	(9,445,557)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Sales of products	846,179	634,634	161,220	120,915
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Services received	166,677	(166,677)	82,475	(82,475)
0-E	Societé des Produits Nestlé S.A.	Switzerland	Related to the subsidiary's shareholder	Royalty	520,363	(520,363)	432,535	(432,535)